ABERDEEN FUNDS


SUPPLEMENT TO THE ABERDEEN FUNDS STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2009.



THE FOLLOWING CHART REPLACES THE SECTION TITLED "PORTFOLIO MANAGERS" BEGINNING ON PAGE 93:

------------------------------------ ---------------------------------- ---------------------------------
PORTFOLIO MANAGER                    PORTFOLIO MANAGED                  DOLLAR RANGE OF PORTFOLIO
                                                                        SHARES OWNED
------------------------------------ ---------------------------------- ---------------------------------
Paul Atkinson                        Equity Long-Short Fund                     $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Health Sciences Fund                       $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Natural Resources Fund                     $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Small Cap Fund                             $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Technology and Communications              $0
                                      Fund
------------------------------------ ---------------------------------- ---------------------------------
                                     U.S. Equity Fund                           $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Global Financial Services Fund             $0
------------------------------------ ---------------------------------- ---------------------------------
Christopher Baggini                  Equity Long-Short Fund                     $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Health Sciences Fund                       $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Natural Resources Fund                     $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Small Cap Fund                             $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Technology and Communications              $0
                                      Fund
------------------------------------ ---------------------------------- ---------------------------------
                                     U.S. Equity Fund                           $50,001-$100,000
------------------------------------ ---------------------------------- ---------------------------------
                                     Global Financial Services Fund             $0
------------------------------------ ---------------------------------- ---------------------------------
Ralph Bassett                        Equity Long-Short Fund                     $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Health Sciences Fund                       $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Natural Resources Fund                     $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Small Cap Fund                             $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Technology and Communications              $1-$10,000
                                      Fund
------------------------------------ ---------------------------------- ---------------------------------
                                     U.S. Equity Fund                           $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Global Financial Services Fund             $0
------------------------------------ ---------------------------------- ---------------------------------
Douglas Burtnick                     Equity Long-Short Fund                     $50,001-$100,000
------------------------------------ ---------------------------------- ---------------------------------
                                     Health Sciences Fund                       $1-$10,000
------------------------------------ ---------------------------------- ---------------------------------
                                     Natural Resources Fund                     $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Small Cap Fund                             $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Technology and Communications              $0
                                      Fund
------------------------------------ ---------------------------------- ---------------------------------
                                     U.S. Equity Fund                           $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Global Financial Services Fund             $1-$10,000
------------------------------------ ---------------------------------- ---------------------------------

------------------------------------ ---------------------------------- ---------------------------------
                                     Optimal Allocations Fund:
Richard Fonash                       Defensive                                  $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Optimal Allocations Fund: Growth           $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Optimal Allocations Fund:
                                     Moderate                                   $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Optimal Allocations Fund:
                                     Moderate Growth                            $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Optimal Allocations Fund:
                                     Specialty                                  $0
------------------------------------ ---------------------------------- ---------------------------------
Jason Kotik                          Equity Long-Short Fund                     $1-$10,000
------------------------------------ ---------------------------------- ---------------------------------
                                     Health Sciences Fund                       $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Natural Resources Fund                     $1-$10,000
------------------------------------ ---------------------------------- ---------------------------------
                                     Small Cap Fund                             $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Technology and Communications              $0
                                      Fund
------------------------------------ ---------------------------------- ---------------------------------
                                     U.S. Equity Fund                           $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Global Financial Services Fund             $0
------------------------------------ ---------------------------------- ---------------------------------
Michael Manzo                        Equity Long-Short Fund                     $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Health Sciences Fund                       $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Natural Resources Fund                     $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Small Cap Fund                             $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Technology and Communications              $0
                                      Fund
------------------------------------ ---------------------------------- ---------------------------------
                                     U.S. Equity Fund                           $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Global Financial Services Fund             $0
------------------------------------ ---------------------------------- ---------------------------------
Robert Mattson                       Equity Long-Short Fund                     $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Health Sciences Fund                       $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Natural Resources Fund                     $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Small Cap Fund                             $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Technology and Communications              $1-$10,000
                                      Fund
------------------------------------ ---------------------------------- ---------------------------------
                                     U.S. Equity Fund                           $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Global Financial Services Fund             $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Optimal Allocations Fund:
Allison Mortensen                    Defensive                                  $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Optimal Allocations Fund: Growth           $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Optimal Allocations Fund:
                                     Moderate                                   $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Optimal Allocations Fund:
                                     Moderate Growth                            $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Optimal Allocations Fund:
                                     Specialty                                  $0
------------------------------------ ---------------------------------- ---------------------------------

------------------------------------ ---------------------------------- ---------------------------------
Stuart Quint                         Equity Long-Short Fund                     $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Health Sciences Fund                       $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Natural Resources Fund                     $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Small Cap Fund                             $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Technology and Communications
                                      Fund                                      $0
------------------------------------ ---------------------------------- ---------------------------------
                                     U.S. Equity Fund                           $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Global Financial Services Fund             $0
------------------------------------ ---------------------------------- ---------------------------------
Francis Radano, III                  Equity Long-Short Fund                     $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Health Sciences Fund                       $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Natural Resources Fund                     $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Small Cap Fund                             $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Technology and Communications              $0
                                      Fund
------------------------------------ ---------------------------------- ---------------------------------
                                     U.S. Equity Fund                           $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Global Financial Services Fund             $0
------------------------------------ ---------------------------------- ---------------------------------
Shahreza Yusof                       Equity Long-Short Fund                     $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Health Sciences Fund                       $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Natural Resources Fund                     $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Small Cap Fund                             $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Technology and Communications              $0
                                      Fund
------------------------------------ ---------------------------------- ---------------------------------
                                     U.S. Equity Fund                           $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Global Financial Services Fund             $0
------------------------------------ ---------------------------------- ---------------------------------
Frank Biondo                         Tax-Free Income Fund                       $0
------------------------------------ ---------------------------------- ---------------------------------
Lori A. Cohane                       Tax-Free Income Fund                       $0
------------------------------------ ---------------------------------- ---------------------------------
Devan Kaloo                          Developing Markets Fund                    $0
------------------------------------ ---------------------------------- ---------------------------------
Joanne Irvine                        Developing Markets Fund                    $0
------------------------------------ ---------------------------------- ---------------------------------
Mark Gordon-James                    Developing Markets Fund                    $0
------------------------------------ ---------------------------------- ---------------------------------
Fiona Morrison                       Developing Markets Fund                    $0
------------------------------------ ---------------------------------- ---------------------------------
Stephen Docherty                     Select Worldwide Fund                      $0
------------------------------------ ---------------------------------- ---------------------------------
                                     International Equity Fund                  $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Global Utilities Fund                      $0
------------------------------------ ---------------------------------- ---------------------------------
Bruce Stout                          Select Worldwide Fund                      $0
------------------------------------ ---------------------------------- ---------------------------------
                                     International Equity Fund                  $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Global Utilities Fund                      $0
------------------------------------ ---------------------------------- ---------------------------------
Andrew McMenigall                    Select Worldwide Fund                      $0
------------------------------------ ---------------------------------- ---------------------------------
                                     International Equity Fund                  $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Global Utilities Fund                      $0
------------------------------------ ---------------------------------- ---------------------------------


------------------------------------ ---------------------------------- ---------------------------------
Jeremy Whitley                       Select Worldwide Fund                      $0
------------------------------------ ---------------------------------- ---------------------------------
                                     International Equity Fund                  $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Global Utilities Fund                      $0
------------------------------------ ---------------------------------- ---------------------------------
Jamie Cumming                        Select Worldwide Fund                      $0
------------------------------------ ---------------------------------- ---------------------------------
                                     International Equity Fund                  $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Global Utilities Fund                      $0
------------------------------------ ---------------------------------- ---------------------------------
Hugh Young                           China Opportunities Fund                   $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Developing Markets Fund                    $0
------------------------------------ ---------------------------------- ---------------------------------
Peter Hames                          China Opportunities Fund                   $0
------------------------------------ ---------------------------------- ---------------------------------
                                     Developing Markets Fund                    $0
------------------------------------ ---------------------------------- ---------------------------------
Flavia Cheong                        China Opportunities Fund                   $0
------------------------------------ ---------------------------------- ---------------------------------
Nicholas Yeo                         China Opportunities Fund                   $0
------------------------------------ ---------------------------------- ---------------------------------
Kathy Xu                             China Opportunities Fund                   $0
------------------------------------ ---------------------------------- ---------------------------------

         * Became a portfolio manager of the Fund in September or October 2008.



The following replaces the section titled "Independent Registered Public Accounting Firm" located on page 110.

                  KPMG, 1601 Market Street, Philadelphia, Pennsylvania, 19103-2499, serves as the Independent Registered Public Accounting Firm for the Trust.


The following chart replaces the section titled "Other Managed Accounts" for Aberdeen Asset Management located in Appendix A:


----------------------------------------------------- ---------------------------------------------------
NAME OF PORTFOLIO MANAGER                             NUMBER OF OTHER ACCOUNTS MANAGED BY EACH
                                                      PORTFOLIO MANAGER AND TOTAL ASSETS BY CATEGORY
                                                      (AS OF OCTOBER 31, 2008)
----------------------------------------------------- ---------------------------------------------------
ABERDEEN ASSET MANAGEMENT INC.
---------------------------------------------------------------------------------------------------------
Paul Atkinson
                                                      Mutual Funds:  3 accounts, $1,825,431,317 total
     Global Financial Services Fund                   assets

     Equity Long-Short Fund                           Other Pooled Investment Vehicles:  5 accounts,
                                                      $478,041,761 total assets
     Health Sciences Fund                             Other Accounts:  3 accounts, $88,302,918 total
                                                      assets
     Natural Resources Fund

     Small Cap Fund

     Technology and Communications Fund

     U.S. Equity Fund

----------------------------------------------------- ---------------------------------------------------


----------------------------------------------------- ---------------------------------------------------
NAME OF PORTFOLIO MANAGER                             NUMBER OF OTHER ACCOUNTS MANAGED BY EACH
                                                      PORTFOLIO MANAGER AND TOTAL ASSETS BY CATEGORY
                                                      (AS OF OCTOBER 31, 2008)
----------------------------------------------------- ---------------------------------------------------
Christopher Baggini                                   Mutual Funds: 3 accounts, $268,234,753 total
                                                      assets (1 account, $33,591,389 total assets for
     Global Financial Services Fund                   which the advisory fee is based on performance)
                                                      Other Pooled Investment
     Equity Long-Short Fund                           Vehicles:  0 accounts, $0 total assets
                                                      Other Accounts:  1 account, $10,475,850 total
     Health Sciences Fund                             assets

     Natural Resources Fund

     Small Cap Fund

     Technology and Communications Fund

     U.S. Equity Fund
----------------------------------------------------- ---------------------------------------------------
Ralph Bassett
                                                      Mutual Funds:  1 account, $24,060,273 total
     Global Financial Services Fund                   assets

     Equity Long-Short Fund                           Other Pooled Investment Vehicles:   5 accounts,
                                                      $478,041,763 total assets
     Health Sciences Fund                             Other Accounts:  1 account, $47,831,302 total
                                                      assets
     Natural Resources Fund

     Small Cap Fund

     Technology and Communications Fund
     U.S. Equity Fund
----------------------------------------------------- ---------------------------------------------------
Douglas Burtnick                                      Mutual Funds:  5 accounts, $335,340,820 total
     Global Financial Services Fund                   assets (3 accounts, $100,697,456 total assets for
                                                      which the advisory fee is based on performance)
     Equity Long-Short Fund                           Other Pooled Investment
                                                      Vehicles:  0 accounts, $0 total assets
     Health Sciences Fund                             Other Accounts:  1 account, $10,476,850 total
                                                      assets
     Natural Resources Fund

     Small Cap Fund

     Technology and Communications Fund
     U.S. Equity Fund
----------------------------------------------------- ---------------------------------------------------
Richard Fonash                                        Mutual Funds:  0 accounts, $0 total assets
     Optimal Allocations Fund: Defensive              Other Pooled Investment Vehicles:   0 accounts,
     Optimal Allocations Fund: Growth                 $0 total assets
     Optimal Allocations Fund: Moderate               Other Accounts:  0 accounts, $0 total assets
     Optimal Allocations Fund: Moderate Growth
     Optimal Allocations Fund: Specialty
----------------------------------------------------- ---------------------------------------------------


----------------------------------------------------- ---------------------------------------------------
NAME OF PORTFOLIO MANAGER                             NUMBER OF OTHER ACCOUNTS MANAGED BY EACH
                                                      PORTFOLIO MANAGER AND TOTAL ASSETS BY CATEGORY
                                                      (AS OF OCTOBER 31, 2008)
----------------------------------------------------- ---------------------------------------------------
Jason Kotik                                           Mutual Funds:  2 accounts, $159,739,276 total
                                                      assets
     Global Financial Services Fund                   Other Pooled Investment
                                                      Vehicles: 2 accounts, $83,397,567 total assets
     Equity Long-Short Fund                           Other Accounts: 0 accounts, $0 total assets

     Health Sciences Fund

     Natural Resources Fund

     Small Cap Fund

     Technology and Communications Fund
     U.S. Equity Fund
----------------------------------------------------- ---------------------------------------------------
Michael J. Manzo
                                                      Mutual Funds:  2 accounts, $159,739,276 total
     Global Financial Services Fund                   assets

     Equity Long-Short Fund                           Other Pooled Investment Vehicles:   2 accounts,
                                                      $83,397,568  total assets
     Health Sciences Fund                             Other Accounts:  0 accounts, $0 total assets

     Natural Resources Fund

     Small Cap Fund

     Technology and Communications Fund
     U.S. Equity Fund
----------------------------------------------------- ---------------------------------------------------
Robert Mattson
                                                      Mutual Funds:  1 account, $24,060,273 total
     Global Financial Services Fund                   assets
                                                      Other Pooled Investment Vehicles:   0 accounts,
     Equity Long-Short Fund                           $0 total assets
                                                      Other Accounts:  0 accounts, $0 total assets
     Health Sciences Fund

     Natural Resources Fund

     Small Cap Fund

     Technology and Communications Fund
     U.S. Equity Fund
----------------------------------------------------- ---------------------------------------------------
Allison Mortensen
     Optimal Allocations Fund: Defensive              Mutual Funds:  0 accounts, $0 total assets
     Optimal Allocations Fund: Growth
     Optimal Allocations Fund: Moderate               Other Pooled Investment Vehicles:   0 accounts,
     Optimal Allocations Fund: Moderate Growth        $0 total assets
     Optimal Allocations Fund: Specialty              Other Accounts:  0 accounts, $0 total assets
----------------------------------------------------- ---------------------------------------------------
Stuart Quint                                          Mutual Funds:  1 account, $15,980,168 total
     Global Financial Services Fund                   assets (for which the advisory fee is based on
                                                      performance)
     Equity Long-Short Fund                           Other Pooled Investment Vehicles:  0 accounts, $0
                                                      total assets
     Health Sciences Fund                             Other Accounts:  0 accounts, $0 total assets

     Natural Resources Fund

     Small Cap Fund

     Technology and Communications Fund
     U.S. Equity Fund
----------------------------------------------------- ---------------------------------------------------


----------------------------------------------------- ---------------------------------------------------
NAME OF PORTFOLIO MANAGER                             NUMBER OF OTHER ACCOUNTS MANAGED BY EACH
                                                      PORTFOLIO MANAGER AND TOTAL ASSETS BY CATEGORY
                                                      (AS OF OCTOBER 31, 2008)
----------------------------------------------------- ---------------------------------------------------
Francis Radano, III                                   Mutual Funds:  2 accounts, $1,811,582,768 total
                                                      assets
     Global Financial Services Fund                   Other Pooled Investment Vehicles:  0 accounts, $0
                                                      total assets
     Equity Long-Short Fund                           Other Accounts:  2 accounts, $40,471,616 total
                                                      assets
     Health Sciences Fund

     Natural Resources Fund

     Small Cap Fund

     Technology and Communications Fund
     U.S. Equity Fund
----------------------------------------------------- ---------------------------------------------------
Shahreza Yusof                                        Mutual Funds:  3 accounts, $1,825,431,317 total
                                                      assets
     Global Financial Services Fund                   Other Pooled Investment Vehicles:  3 accounts,
                                                      $394,644,196 total assets
     Equity Long-Short Fund                           Other Accounts:  1 account, $47,831,302 total
                                                      assets
     Health Sciences Fund

     Natural Resources Fund

     Small Cap Fund

     Technology and Communications Fund
     U.S. Equity Fund
----------------------------------------------------- ---------------------------------------------------


THIS SUPPLEMENT IS DATED June 30, 2009



Please keep this supplement for future reference